Segment information - Summary of Reconciliation Between Reportable Segment Gross Profit and Loss to Consolidated Loss Before Tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [abstract]
Segment gross profit	€ 2,015	€ 1,722	€ 1,353
Research and development	(837)	(615)	(493)
Sales and marketing	(1,029)	(826)	(620)
General and administrative	(442)	(354)	(283)
Finance income	94	275	455
Finance costs	(510)	(333)	(584)
Share in losses of associate	0	0	(1)
Loss before tax	€ (709)	€ (131)	€ (173)